Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents as of 30 June 2024 and 31 December 2023 are as follows:

	30 June 2024	31 December 2023
Cash and cash equivalents denominated in US dollars	818	1,466
Cash and cash equivalents denominated in other currencies	10,126	9,691
	10,944	11,157

Summary of Restricted Cash	Movements in restricted cash balances during the periods ended 30 June 2024 and 31 December 2023 are as follows:

	30 June 2024	31 December 2023
Balance at 1 January	26,132	25,187
Withdrawals during the period	(1,132)	—
Interest income	—	945
	25,000	26,132